Basis of preparation of consolidated financial statements and material accounting policy information	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Basis of preparation of consolidated financial statements and material accounting policy information	Basis of preparation of consolidated financial statements and material accounting policy information
3.1Basic of preparation of consolidated financial statements
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards, which collective term includes all applicable individual International Financial Reporting Standards and Interpretations issued by the IASB.
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets, including financial assets measured at fair value through profit or loss and loans to customers that have been measured at fair value.
The Company became a significant equity method investee of Prenetics Global Limited on July 20, 2023 given the Company met certain significance thresholds of Regulation S-X 3-09, which required separate financial statements of the Company to be included in Prenetics Global Limited's annual report according to Reg S-X 3-09.
The consolidated financial statements have been prepared on a going concern basis.
3.2Material accounting policy information
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company, entities controlled by the Company and its subsidiaries and entities under contractual arrangements for which the Company is the ultimate primary beneficiary. Control is achieved when the Company:
•has power over the investee;
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affect its returns.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the period are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group's accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group including its subsidiaries and entities under contractual arrangements are eliminated in full on consolidation.
3.2Material accounting policy information - continued
Revenue from contracts with customers
The Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when "control" of the goods or services underlying the particular performance obligation is transferred to the customer.
A performance obligation represents a good or service that is distinct or a series of distinct goods or services that are substantially the same.
Revenue is recognized at a point in time when the customer obtains control of the distinct good or service.
Leases
Definition of a lease
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 Leases at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.
The Group as a lessee
Allocation of consideration to components of a contract
For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.
Short-term leases
The Group applies the short-term lease recognition exemption to leases properties that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as expense on a straight-line basis or another systematic basis over the lease term.
Right-of-use assets
The cost of right-of-use assets includes:
•the amount of the initial measurement of the lease liabilities;
•any lease payments made at or before the commencement date, less any lease incentives received;
•any initial direct costs incurred by the Group; and
•an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories.
Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses.
3.2Material accounting policy information - continued
Leases - continued
The Group as a lessee - continued
Right-of-use assets - continued
Right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The Group presents right-of-use assets as a separate line item on the consolidated statement of financial position.
Refundable rental deposits
Refundable rental deposits paid are accounted under IFRS 9 Financial Instruments and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments and included in the cost of right-of-use assets.
Lease liabilities
At the commencement date of a lease, the Group recognizes and measures the lease liabilities at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable.
After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.
Cash and cash equivalents
Cash and cash equivalents presented on the consolidated statement of financial position include:
(a)cash, which comprises of demand deposits; and
(b)cash equivalents, which comprises of short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.
For the purposes of the statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.
Foreign currencies
In preparing the consolidated financial statements of each individual group entity, transactions in currencies other than the functional currency of the Company (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences arising on settlement of monetary items, and on the retranslation of monetary items are recognized in profit or loss in the period in which they arise.
For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group's operations are translated into the presentation currency of the Group (i.e. HK$) using exchange rates prevailing at the end of each reporting period. Income and expenses items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the heading of translation reserve.
3.2Material accounting policy information - continued
Employee benefits
Short-term employee benefits
Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense unless another IFRS Accounting Standards requires or permits the inclusion of the benefit in the cost of an asset.
A liability is recognized for benefits accruing to employees (such as wages and salaries) after deducting any amount already paid.
Retirement benefit costs
Payments to the Mandatory Provident Fund Scheme are recognized as an expense when employees have rendered service entitling them to the contributions.
Taxation
Income tax expense represents the sum of the tax currently payable.
The tax currently payable is based on taxable profit for the period. Taxable profit differs from loss before tax because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group's liability for current tax are calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
For the purposes of measuring deferred tax for leasing transactions in which the Group recognizes the right-of-use assets and the related lease liabilities, the Group first determines whether the tax deductions are attributable to the right-of-use assets or the lease liabilities.
For leasing transactions in which the tax deductions are attributable to the lease liabilities, the Group applies IAS 12 Income Taxes requirements to right-of-use assets and lease liabilities separately. Temporary differences on initial recognition of the relevant right-of-use assets and lease liabilities are not recognized due to application of the initial recognition exemption. Temporary differences arising from subsequent revision to the carrying amounts of right-of-use assets and lease liabilities, resulting from remeasurement of lease liabilities and lease modifications, that are not subject to initial recognition exemption are recognized on the date of remeasurement or modification.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied to the same taxable entity by the same taxation authority.
Current tax is recognized in profit or loss.
Intangible assets
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
3.2Material accounting policy information - continued
Property, plant and equipment
Property, plant and equipment are tangible assets that are held for use in the production or supply of goods or services, or for administrative purposes. Property, plant and equipment are stated in the consolidated statement of financial position at cost less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.
Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.
Impairment on property, plant and equipment, intangible assets and right-of-use assets
At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment, intangible assets and right-of-use assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss.
The recoverable amount of property, plant and equipment, intangible assets and right-of-use assets is estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating units, when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be established.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit) in prior years. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. A reversal of an impairment loss is recognized immediately in profit or loss.
3.2Material accounting policy information - continued
Inventories
Inventories, which represent merchandise held for sale, are stated at the lower of cost and net realizable value. The cost of merchandise is calculated using the weighted average method. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale. Costs necessary to make the sale include incremental costs directly attributable to the sale and non-incremental costs which the Group must incur to make the sale.
Financial instruments
Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.
The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets
Classification and subsequent measurement of financial assets
Financial assets that meet the following conditions are subsequently measured at amortized cost:
•    the financial asset is held within a business model whose objective is to collect contractual cash flows; and
•    the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Amortized cost and interest income
Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset.
Impairment of financial assets
In addition, the Group assesses whether there is indication that corporate assets may be impaired. If such indication exists, corporate assets are also allocated to individual cash-generating units, when a reasonable and consistent basis of allocation can be identified, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
The Group performs impairment assessment under expected credit loss ("ECL") model on financial assets (including deposits and other receivables, amounts due from related companies, cash and cash equivalents and bank deposits with more than three months to maturity) which are subject to impairment under IFRS 9 Financial Instruments. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
3.2Material accounting policy information - continued
Financial instruments - continued
Financial assets - continued
Impairment of financial assets - continued
Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL ("12m ECL") represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessment are done based on the Group's historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.
The Group measures the loss allowance equal to 12m ECL, unless when there has been a significant increase in credit risk since initial recognition, the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.
(i)Significant increase in credit risk
In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly:
•an actual or expected significant deterioration in the financial instrument's external (if available) or internal credit rating;
•significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;
•existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor's ability to meet its debt obligations;
•an actual or expected significant deterioration in the operating results of the debtor;
•an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor's ability to meet its debt obligations.
Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.
(ii)Definition of default
For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).
Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.
3.2Material accounting policy information - continued
Impairment of financial assets - continued
(iii)Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:
(a)significant financial difficulty of the issuer or the borrower;
(b)a breach of contract, such as a default or past due event;
(c)the lender(s) of the borrower, for economic or contractual reasons relating to the borrower's financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider; or
(d)it is becoming probable that the borrower will enter bankruptcy or other financial reorganization.
(iv)Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over two years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group's recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.
(v)Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.
Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.
Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
Foreign exchange gains and losses
The carrying amount of financial assets that are denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. For financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in profit or loss as part of the net foreign exchange gains.
Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial assets and substantially all the risk and rewards of ownership of the asset to another entity.
On derecognition of a financial asset measured at amortized cost, the difference between the asset's carrying amount and the sum of the consideration received is recognized in profit or loss.
3.2Material accounting policy information - continued
Financial liabilities and equity
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.
Financial liabilities
All financial liabilities are subsequently measured at amortized cost, using the effective interest method.
Financial liabilities at amortized cost
Financial liabilities including other payables and amount due to a related company are subsequently measured at amortized cost, using the effective interest method.
Derecognition of financial liabilities
The Group derecognizes financial liabilities when, and only when, the Group's obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.